Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,200,725.33
Total Fee Amount	5,063.46
Total Offset Amount	0
Net Fee	$ 5,063.46
Offset Table N/A	N/A